Operating Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Summary of supplemental information related to leases and location
Supplemental information related to leases and location within the consolidated balance sheet are as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Operating lease right-of-use assets	67,733	45,309
Current operating lease liabilities	41,204	33,847
Non-current operating lease liabilities	23,928	1,485

Total operating lease liabilities	65,132	35,332

Weighted average remaining lease term (in years)	1.94	1.07
Weighted average discount rate	3.8%	3.74%

	Year ended December 31,
	2024	2025
	RMB	RMB
Lease cost:
Operating fixed lease cost	40,912	41,055
Lease cost related to short-term leases not capitalized	4,918	8,116

Total lease cost	45,830	49,171

Summary of supplemental cash flow information related to leases
Supplemental cash flow information related to leases for the years ended December 31, 2023 and 2024 is as follows:

	Year ended December 31,
	2024	2025
	RMB	RMB
Cash paid for amounts included in measurement of liabilities:
Operating cash flows payment from operating leases	41,146	47,391
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	19,613	16,635
Right-of-use assets increased due to lease modification:
Operating leases	—	—

Summary of maturities of lease liabilities
As of December 31, 2025, the maturities of lease liabilities in accordance with ASC 842 in each of the following years are as follows:

Total operating lease
RMB
2026	34,499
2027	1,532

Total minimum lease payments	36,031
Less: amount representing interest	(699)

Present value of minimum lease payments	35,332